PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4 – PROPERTY AND EQUIPMENT

Property and equipment, stated at cost, consisted of the following:

	Estimated Life	June 30, 2021	March 31, 2021
Furniture and Fixtures	5 years	$112,519	$112,519
Vehicles	5 years	97,991	97,991
		210,510	210,510
Less: Accumulated depreciation		(56,862)	(46,337)
Total		$153,648	$164,173

Depreciation expense amounted to $10,525 and $7,259 for three months ended June 30, 2021 and 2020, respectively.

NOTE 4 – PROPERTY AND EQUIPMENT

Property and equipment, stated at cost, consisted of the following:

	Estimated Life	March 31, 2021	March 31, 2020
Furniture and Fixtures	5 years	$112,519	$112,519
Vehicle	5 years	97,991	-
		210,510	112,519
Less: Accumulated depreciation		(46,337)	(7,501)
Total		$164,173	$105,018

Depreciation expense amounted to $38,836 and $7,501 for the years ended March 31, 2021 and 2020, respectively.

BLUEONE CARD, INC.

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2021 AND 2020